Basis of Presentation and Significant Accounting Policies - Summary of Changes in Warranty Liability (Detail) (USD $) In Thousands, unless otherwise specified	1 Months Ended	3 Months Ended	10 Months Ended	2 Months Ended	12 Months Ended
	Mar. 31, 2012 Successor [Member]	Mar. 31, 2013 Successor [Member]	Dec. 31, 2012 Successor [Member]	Feb. 24, 2012 Predecessor [Member]	Dec. 31, 2011 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]
Guarantor Obligations [Line Items]
Warranty liability, beginning of period	$ 14,000	$ 14,317	$ 14,000	$ 14,314	$ 16,341	$ 21,365
Warranty provision during period	166	611	2,731	187	2,380	2,574
Warranty payments during period	(353)	(1,091)	(3,216)	(845)	(4,699)	(8,277)
Warranty charges related to pre-existing warranties during period	88	113	802	199	292	679
Fresh start adjustment				145
Warranty liability, end of period	$ 13,901	$ 13,950	$ 14,317	$ 14,000	$ 14,314	$ 16,341